United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated California Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.8%[1,2]
		California—101.8%
$2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.050%, 2/4/2016	$2,500,000
2,130,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.030%, 2/4/2016	2,130,000
9,960,000	[3,4]	Alvord, CA USD, Floater Certificates (Series 2008-3306) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.160%, 2/4/2016	9,960,000
1,600,000		Bay Area Toll Authority, CA, (2007 Series A-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	1,600,000
2,300,000		Bay Area Toll Authority, CA, (2008 Series C-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/4/2016	2,300,000
23,300,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2016	23,300,000
7,635,000		California Education Notes Program, (Series A), 2.00% TRANs, 6/30/2016	7,687,340
6,680,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.030%, 2/4/2016	6,680,000
6,575,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Comerica Bank LOC), 0.050%, 2/4/2016	6,575,000
8,050,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/4/2016	8,050,000
7,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	7,000,000
3,400,000		California Health Facilities Financing Authority, (Series 2008G) Weekly VRDNs (Scripps Health)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/3/2016	3,400,000
4,715,000	[3,4]	California Health Facilities Financing Authority, Tender Option Bond Trust Certificates (2015-ZM0102) Weekly VRDNs (Sutter Health)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	4,715,000
2,560,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.050%, 2/4/2016	2,560,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.050%, 2/4/2016	4,000,000
10,745,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.200%, 2/1/2016	10,745,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2016	3,010,000
2,940,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.050%, 2/4/2016	2,940,000
2,100,000		California Infrastructure & Economic Development Bank, (Series 2015) Weekly VRDNs (Guided Discoveries, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2016	2,100,000
20,290,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.050%, 2/4/2016	20,290,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/4/2016	2,000,000
6,290,000		California PCFA, (1996 Series E) Daily VRDNs (Pacific Gas & Electric Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/1/2016	6,290,000
2,095,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries )/(MUFG Union Bank, N.A. LOC), 0.010%, 2/3/2016	2,095,000
2,590,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/3/2016	2,590,000
1,690,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.030%, 2/3/2016	1,690,000
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	11,910,000
24,293,000	[3,4]	California State Public Works Board, Austin Floater Certificates (Series 2008-1065) Weekly VRDNs (California State Public Works Board (University of California))/(Bank of America N.A. LIQ), 0.030%, 2/4/2016	24,293,000
2,675,000		California State, (Series 2005 A1-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.010%, 2/3/2016	2,675,000
3,100,000		California State, (Series A-1), 0.04% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 3/29/2016	3,100,000
12,050,000		California State, 5.00% Bonds, 3/1/2016	12,096,019
11,000,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	11,000,000
5,600,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.010%, 2/4/2016	5,600,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.050%, 2/4/2016	$900,000
7,500,000		California Statewide Communities Development Authority, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.010%, 2/3/2016	7,500,000
4,500,000		California Statewide Communities Development Authority, (Series 2004) Weekly VRDNs (Chabad of California)/(Comerica Bank LOC), 0.040%, 2/4/2016	4,500,000
3,500,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.010%, 2/3/2016	3,500,000
8,800,000		California Statewide Communities Development Authority, (Series 2004K), 0.21% CP (Kaiser Permanente), Mandatory Tender 5/4/2016	8,800,000
11,800,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.010%, 2/3/2016	11,800,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/4/2016	12,000,000
9,300,000		California Statewide Communities Development Authority, (Series 2008C), 0.25% CP (Kaiser Permanente), Mandatory Tender 6/16/2016	9,300,000
10,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.09% CP (Kaiser Permanente), Mandatory Tender 2/3/2016	10,000,000
2,445,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.050%, 2/4/2016	2,445,000
7,000,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), Mandatory Tender 3/1/2016	7,000,000
20,000,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ) 5/2/2016	20,000,000
5,760,000	[3,4]	California Statewide Communities Development Authority, Tender Option Bond Trust Certificates (2015-XF1035) Weekly VRDNs (Buck Institute for Research on Aging)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	5,760,000
9,995,000	[3,4]	Chula Vista, CA, Stage Trust (Series 2009-28C), 0.16% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2016	9,995,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-46 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.040%, 2/4/2016	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-61 Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 2/4/2016	11,440,000
24,330,000	[3,4]	Coast CCD, CA, GS Trust (Series 36TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	24,330,000
7,000,000		Duarte, CA Redevelopment Agency, (Series A) Weekly VRDNs (Mountain Vista Plaza)/(General Electric Capital Corp. LOC), 0.010%, 2/4/2016	7,000,000
5,000,000		Duarte, CA Redevelopment Agency, (Series B) Weekly VRDNs (Mountain Vista Plaza)/(General Electric Capital Corp. LOC), 0.010%, 2/4/2016	5,000,000
20,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), 0.05% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 3/8/2016	20,000,000
9,990,000	[3,4]	East Side, CA Union High School District, Stage Trust (Series 2011-120C), 0.16% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/7/2016	9,990,000
4,590,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(MUFG Union Bank, N.A. LOC), 0.030%, 2/3/2016	4,590,000
10,250,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/4/2016	10,250,000
2,825,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/4/2016	2,825,000
13,915,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	13,915,000
3,650,000		Lancaster, CA School District, 2.00% TRANs, 6/30/2016	3,676,151
1,875,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C Tax-Exempt Governmental), 0.02% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 2/8/2016	1,875,000
13,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C Tax-Exempt Governmental), 0.08% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 3/1/2016	13,000,000
2,500,000		Los Angeles County, CA Schools Financing Program, (Series A-3), 2.00% TRANs, 6/30/2016	2,516,634
5,000,000		Los Angeles County, CA, 5.00% TRANs, 6/30/2016	5,096,226
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 2/4/2016	14,000,000
1,500,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-3) Daily VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 2/1/2016	1,500,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$6,670,000	[3,4]	Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	$6,670,000
2,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Barclays Bank PLC LIQ), 0.010%, 2/4/2016	2,000,000
8,000,000		Metropolitan Water District of Southern California, (Series 2000 B-3) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	8,000,000
1,650,000		Moorpark, CA USD, (Series A), 2.00% TRANs, 6/30/2016	1,661,822
15,010,000		Napa Valley, CA USD, 1.00% TRANs, 6/30/2016	15,059,196
17,800,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche BankTrust Co., LIQ), 0.100%, 2/4/2016	17,800,000
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank N.A. LIQ), 0.070%, 2/4/2016	16,000,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 2/4/2016	10,125,000
6,135,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.050%, 2/4/2016	6,135,000
8,905,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.020%, 2/4/2016	8,905,000
7,500,000	[3,4]	Riverside County, CA, Tender Option Bond Trust Certificates (2015-XF1020) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	7,500,000
6,785,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	6,785,000
1,150,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/4/2016	1,150,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.16% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/7/2016	9,945,000
5,500,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.020%, 2/3/2016	5,500,000
1,450,000		San Francisco, CA City and County, (Series 2009A), 5.00% Bonds, 4/1/2016	1,461,119
15,240,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	15,240,000
1,275,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 2/4/2016	1,275,000
4,970,000		Santa Clara Valley, CA Water District, (Series A), 0.06% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 2/4/2016	4,970,000
3,000,000		School Project For Utility Rate Reduction, CA, (Series 2015), 0.52% RANs, 8/1/2016	3,000,000
7,850,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	7,850,000
8,000,000		Torrance, CA, 1.50% TRANs, 6/30/2016	8,038,490
3,580,000	[3,4]	Trustees of the California State University, Tender Option Bond Trust Receipts (2015-ZM0090) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	3,580,000
5,700,000		University of California (The Regents of), (2013 Series AL-1) Weekly VRDNs, 0.010%, 2/4/2016	5,700,000
2,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.010%, 2/3/2016	2,500,000
11,885,000	[3,4]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C), 0.14% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/3/2016	11,885,000
2,185,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.050%, 2/4/2016	2,185,000
		TOTAL INVESTMENTS—101.8% (AT AMORTIZED COST)[5]	695,440,997
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[6]	(12,376,118)
		TOTAL NET ASSETS—100%	$683,064,879
At January 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
3

At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $314,588,000, which represented 46.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $314,588,000, which represented 46.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
4

The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
5
Federated Connecticut Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.8%[1,2]
		Connecticut—100.8%
$750,000		Ansonia, CT, (Lot A), 1.25% BANs, 5/23/2016	$751,717
3,100,000		Beacon Falls, CT, 2.00% BANs, 7/28/2016	3,121,096
2,900,000		Berlin, CT, 1.50% BANs, 5/19/2016	2,909,969
3,155,000		Brooklyn, CT, 1.25% BANs, 8/10/2016	3,165,632
2,500,000		Burlington, CT, 1.25% BANs, 7/25/2016	2,508,918
10,300,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.020%, 2/3/2016	10,300,000
9,510,000	[3,4]	Connecticut Municipal Electric Energy Cooperative, SPEARs (Series DBE-1164) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 2/4/2016	9,510,000
5,595,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	5,595,000
7,005,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.010%, 2/3/2016	7,005,000
3,200,000		Connecticut State HEFA, (1999 Series U-1) Weekly VRDNs (Yale University), 0.010%, 2/3/2016	3,200,000
2,915,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.080%, 2/4/2016	2,915,000
5,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.010%, 2/4/2016	5,800,000
2,705,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Bank, N.A. LOC), 0.020%, 2/3/2016	2,705,000
3,800,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.070%, 2/4/2016	3,800,000
6,700,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/3/2016	6,700,000
2,700,000		Connecticut State HEFA, (Series V-1) Daily VRDNs (Yale University), 0.010%, 2/1/2016	2,700,000
16,250,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/4/2016	16,250,000
1,415,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	1,415,000
3,705,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	3,705,000
5,000,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.090%, 2/4/2016	5,000,000
3,090,000	[3,4]	Connecticut State, Tender Option Bond Trust Certificates (2015-YX002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 2/4/2016	3,090,000
2,000,000	[3,4]	Connecticut State, Tender Option Bond Trust Receipts (2015-XF0222) Weekly VRDNs (TD Bank, N.A. LIQ), 0.020%, 2/4/2016	2,000,000
740,000		East Lyme, CT, 1.25% BANs, 7/21/2016	742,580
1,000,000		Essex, CT, 1.25% BANs, 8/19/2016	1,004,642
810,000		Lisbon, CT, 1.25% BANs, 8/12/2016	812,977
1,193,000		Litchfield, CT, 1.00% BANs, 8/11/2016	1,195,780
1,702,000		Orange, CT, 1.25% BANs, 4/19/2016	1,705,067
2,000,000		Preston, CT, 1.25% BANs, 6/15/2016	2,006,243
4,190,000		Putnam, CT, 1.25% BANs, 7/1/2016	4,201,226
4,770,000		Regional School District No. 9, CT, 1.50% BANs, 10/5/2016	4,795,635
1,500,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,507,258
		TOTAL MUNICIPAL INVESTMENTS—100.8% (AT AMORTIZED COST)[5]	122,118,740
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(1,011,054)
		TOTAL NET ASSETS—100%	$121,107,686
Securities that are subject to the federal alternative minimum tax (AMT) represent 25.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

1

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $19,600,000, which represented 16.2% of total net assets.	3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $19,600,000, which represented 16.2% of total net assets.	4
Also represents cost for federal tax purposes.	5
Assets, other than investments in securities, less liabilities.	6
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
2

Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
3
Federated Florida Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Florida—87.7%
$3,540,000		Alachua County, FL HFA, (Series 2006) Weekly VRDNs (Santa Fe I Apartments)/(Citibank NA, New York LOC), 0.040%, 2/3/2016	$3,540,000
7,840,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.140%, 2/4/2016	7,840,000
840,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	840,000
5,790,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.050%, 2/4/2016	5,790,000
2,000,000		Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	2,000,000
1,700,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.050%, 2/4/2016	1,700,000
1,115,000		Florida Housing Finance Corp., (2003 Series E-1) Weekly VRDNs (St. Andrews Pointe Apartments)/(FNMA LOC), 0.020%, 2/4/2016	1,115,000
930,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	930,000
3,275,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.040%, 2/3/2016	3,275,000
4,000,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.10% CP (Florida Power & Light Co.), Mandatory Tender 3/16/2016	4,000,000
8,700,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.090%, 2/3/2016	8,700,000
4,275,000	[3,4]	Miami-Dade County, FL Aviation, PUTTERs (Series 3706) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/4/2016	4,275,000
13,250,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/3/2016	13,250,000
9,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/3/2016	9,500,000
3,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-64), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 4/1/2016	3,000,000
2,500,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-66), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	2,500,000
3,000,000		Orange County, FL HFA, (Series 2007A) Weekly VRDNs (Marbella Pointe)/(FHLB of San Francisco LOC), 0.040%, 2/4/2016	3,000,000
750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.090%, 2/3/2016	750,000
6,175,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.10% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	6,175,000
1,335,000	[3,4]	Orlando, FL Contract Tourist Development, Floater Certificates (Series 2014-0001) Weekly VRDNs (Orlando, FL)/(Credit Suisse AG LIQ), 0.060%, 2/4/2016	1,335,000
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.260%, 2/4/2016	5,000,000
2,550,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/4/2016	2,550,000
1,190,000		Polk County, FL IDA, (Series 2011) Weekly VRDNs (Tremron Lakeland, LLC)/(Branch Banking & Trust Co. LOC), 0.070%, 2/4/2016	1,190,000
2,210,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(PNC Bank, N.A. LOC), 0.110%, 2/4/2016	2,210,000
9,360,000	[3,4]	South Miami, FL Health Facilities Authority, Tender Option Bond Trust Certificates (2015-XF1000) Weekly VRDNs (Baptist Health System of South Florida)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	9,360,000
5,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.020%, 2/1/2016	5,500,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.100%, 2/4/2016	4,730,000
5,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.210%, 2/4/2016	5,000,000
6,760,000	[3,4]	Tampa-Hillsborough County, FL Expressway Authority, SPEARs (Series DBE-1132) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 2/4/2016	6,760,000
6,320,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	6,320,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$4,050,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/4/2016	$4,050,000
		TOTAL	136,185,000
		Illinois—2.3%
3,500,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.230%, 2/4/2016	3,500,000
		New Jersey—9.7%
3,000,000		Lacey Township, NJ, (Series 2015A), 1.25% BANs, 2/16/2016	3,000,852
2,392,097		Little Ferry Boro, NJ, 1.25% BANs, 7/29/2016	2,399,811
2,196,000		Lodi, NJ, 1.25% BANs, 2/11/2016	2,196,467
3,285,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.600%, 2/4/2016	3,285,000
250,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-1138X) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/4/2016	250,000
4,000,000		West Orange Township, NJ, 1.25% BANs, 5/18/2016	4,007,591
		TOTAL	15,139,721
		TOTAL MUNICIPAL INVESTMENTS-99.7% (AT AMORTIZED COST)[5]	154,824,721
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	463,574
		TOTAL NET ASSETS—100%	$155,288,295
Securities that are subject to the federal alternative minimum tax (AMT) represent 39.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.6%	4.4%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $43,265,000, which represented 27.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $43,265,000, which represented 27.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
2

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MVRENs	—Municipal Variable Rate Extendible Notes
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Tax-Free Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1,2]
		Alabama—4.0%
$900,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.020%, 2/3/2016	$900,000
1,670,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.050%, 2/4/2016	1,670,000
		TOTAL	2,570,000
		California—0.6%
400,000		Bay Area Toll Authority, CA, (2007 Series A-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	400,000
		Florida—4.7%
950,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2016	950,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/4/2016	2,065,000
		TOTAL	3,015,000
		Georgia—5.6%
1,100,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	1,100,000
2,500,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/3/2016	2,500,000
		TOTAL	3,600,000
		Illinois—11.2%
625,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.010%, 2/4/2016	625,000
2,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/3/2016	2,000,000
2,995,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/4/2016	2,995,000
1,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	1,000,000
580,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.020%, 2/4/2016	580,000
		TOTAL	7,200,000
		Iowa—2.3%
1,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.040%, 2/4/2016	1,500,000
		Kansas—3.3%
2,100,000		Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	2,100,000
		Maryland—2.9%
1,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.010%, 2/4/2016	1,000,000
850,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.060%, 2/4/2016	850,000
		TOTAL	1,850,000
		Michigan—19.3%
1,500,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	1,500,000
3,600,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.020%, 2/4/2016	3,600,000
1,960,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	1,960,000
1,300,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	1,300,000
2,100,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	2,100,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$2,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	$2,000,000
	TOTAL	12,460,000
	Minnesota—4.9%
415,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.010%, 2/4/2016	415,000
1,100,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.020%, 2/4/2016	1,100,000
1,655,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 2/1/2016	1,655,000
	TOTAL	3,170,000
	Missouri—3.1%
1,990,000	St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.010%, 2/1/2016	1,990,000
	New Jersey—1.5%
1,000,000	Paramus, NJ, 1.00% BANs, 2/19/2016	1,000,359
	New York—3.7%
1,400,000	New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	1,400,000
1,000,000	New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 2/1/2016	1,000,000
	TOTAL	2,400,000
	North Carolina—1.1%
700,000	Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.010%, 2/3/2016	700,000
	Ohio—2.2%
1,390,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.080%, 2/4/2016	1,390,000
	Pennsylvania—14.6%
2,000,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.020%, 2/4/2016	2,000,000
2,450,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2016	2,450,000
4,000,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.010%, 2/4/2016	4,000,000
1,000,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 2/4/2016	1,000,000
	TOTAL	9,450,000
	Tennessee—7.5%
4,870,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	4,870,000
	Texas—5.2%
1,385,000	Parker County, TX, (Series 2009) Bonds (Assured Guaranty Municipal Corp. INS), 0.000%, 2/15/2016	1,384,790
2,000,000	Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 2/3/2016	2,000,000
	TOTAL	3,384,790
	West Virginia—2.9%
1,850,000	Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	1,850,000
	TOTAL MUNICIPAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	64,900,149
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(388,712)
	TOTAL NET ASSETS—100%	$64,511,437
At January 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the
2

second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $2,065,000, which represented 3.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $2,065,000, which represented 3.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
3

Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDR	—Economic Development Revenue
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
4
Federated Georgia Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Georgia—99.9%
$3,400,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	$3,400,000
4,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.150%, 2/4/2016	4,000,000
4,250,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.070%, 2/4/2016	4,250,000
3,400,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.170%, 2/3/2016	3,400,000
1,395,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.010%, 2/4/2016	1,395,000
3,135,000		Bartow County, GA Development Authority, (Series 2014) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.090%, 2/4/2016	3,135,000
2,600,000		Burke County, GA Development Authority, (Series 2010A) Weekly VRDNs (Oglethorpe Power Corp.)/(Bank of America N.A. LOC), 0.010%, 2/3/2016	2,600,000
3,420,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.180%, 2/3/2016	3,420,000
8,000,000	[3,4]	Clarke County, GA Hospital Authority, Solar Eclipse (Series 2007-0031), 0.100% TOBs (Athens Regional Medical Center)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 2/4/2016	8,000,000
3,715,000		Clayton County, GA Housing Authority, (Series 1996) Weekly VRDNs (BS Partners, LP)/(FNMA LOC), 0.010%, 2/4/2016	3,715,000
4,445,000		Columbia County, GA Development Authority, (Series 2002) Weekly VRDNs (Westwood Club Apartments)/(FNMA LOC), 0.020%, 2/4/2016	4,445,000
5,760,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.070%, 2/4/2016	5,760,000
2,790,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/4/2016	2,790,000
6,395,000	[3,4]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.16% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2016	6,395,000
1,905,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(U.S. Bank, N.A. LOC), 0.050%, 2/4/2016	1,905,000
2,600,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.120%, 2/4/2016	2,600,000
7,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.070%, 2/4/2016	7,000,000
2,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.020%, 2/3/2016	2,000,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 2/4/2016	5,375,000
2,880,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	2,880,000
2,900,000		Georgia State, (Series B), 5.00% Bonds (United States Treasury PRF 3/1/2016@100), 3/1/2018	2,911,125
3,050,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	3,050,000
1,700,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.220%, 2/4/2016	1,700,000
14,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.070%, 2/4/2016	14,265,000
5,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 2/1/2016	5,000,000
3,980,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Mandatory Tender 4/1/2016	3,980,000
2,500,000		Oglethorpe Power Corp. Scherer Project, (Series 2009B) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/3/2016	2,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.150%, 2/3/2016	4,000,000
3,550,000		Private Colleges & Universities Facilities of GA, (Series 2005C-4) Weekly VRDNs (Emory University), 0.010%, 2/4/2016	3,550,000
2,300,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	2,300,000
2,200,000		Rome, GA Recreational Facilities Authority, (Series 2015), 2.00% Bonds, 8/1/2016	2,216,338
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$13,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.050%, 2/3/2016	$13,750,000
1,000,000	Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.160%, 2/3/2016	1,000,000
6,430,000	Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(KeyBank, N.A. LOC), 0.130%, 2/4/2016	6,430,000
9,000,000	Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.040%, 2/3/2016	9,000,000
3,910,000	Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.070%, 2/4/2016	3,910,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.110%, 2/4/2016	5,600,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	163,627,463
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	144,917
	TOTAL NET ASSETS—100%	$163,772,380
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.9%	2.1%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $22,975,000, which represented 14.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $22,975,000, which represented 14.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
PRF	—Prerefunded
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Massachusetts Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1,2]
		Massachusetts—100.6%
$2,500,000		Athol, MA, 0.60% BANs, 3/17/2016	$2,500,611
24,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	24,000,000
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	10,000,000
8,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 2/4/2016	8,000,000
10,500,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 5005) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/1/2016	10,500,000
1,042,500		Haverhill, MA, 1.00% BANs, 3/1/2016	1,043,034
5,220,125		Haverhill, MA, 1.25% BANs, 6/1/2016	5,234,909
2,850,000		Holbrook, MA, 1.00% BANs, 6/3/2016	2,855,718
2,335,719		Ipswich, MA, 1.25% BANs, 6/8/2016	2,342,303
6,000,000		Lawrence, MA, 1.00% BANs, 3/1/2016	6,003,330
3,000,000		Lawrence, MA, 1.50% BANs, 9/1/2016	3,015,243
8,000,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 2/3/2016	8,000,000
1,700,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.03% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 2/3/2016	1,700,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window VRENs (Series 2010A), 0.210%, 2/4/2016	4,050,000
3,987,000		Massachusetts Development Finance Agency, (Issue 4), 0.25% CP (FHLB of Boston LOC), Mandatory Tender 3/3/2016	3,987,000
7,185,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 2/4/2016	7,185,000
7,760,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	7,760,000
1,950,000	[3,4]	Massachusetts Development Finance Agency, Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs (Partners Healthcare Systems)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	1,950,000
6,605,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	6,605,000
5,450,000		Massachusetts HEFA, (Series F) Weekly VRDNs (Amherst College), 0.010%, 2/4/2016	5,450,000
2,500,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.010%, 2/4/2016	2,500,000
900,000		Massachusetts HEFA, (Series R) Daily VRDNs (Harvard University), 0.010%, 2/1/2016	900,000
2,000,000		Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University), 0.010%, 2/4/2016	2,000,000
5,345,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.010%, 2/4/2016	5,345,000
1,000,000	[3,4]	Massachusetts HEFA, Solar Eclipse (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	1,000,000
1,000,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 3/11/2016	1,000,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.010%, 2/4/2016	2,400,000
4,125,000	[3,4]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/4/2016	4,125,000
7,850,000	[3,4]	Massachusetts School Building Authority, SPEARs (Series DB-1052) Weekly VRDNs (Commonwealth of Massachusetts)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	7,850,000
2,300,000	[3,4]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 2/4/2016	2,300,000
4,370,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.010%, 2/3/2016	4,370,000
6,500,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	6,500,000
6,380,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.130%, 2/3/2016	6,380,000
2,510,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.130%, 2/3/2016	2,510,000
4,710,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.010%, 2/4/2016	4,710,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$7,400,000		Massachusetts State Health & Educational Facility, (Series 2008 N-2) Daily VRDNs (Tufts University)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	$7,400,000
6,200,000		Massachusetts State Health & Educational Facility, (Series 2008A) Weekly VRDNs (Harrington Memorial Hospital)/(TD Bank, N.A. LOC), 0.010%, 2/3/2016	6,200,000
2,000,000		Massachusetts State HFA, (Series A) Weekly VRDNs (TD Bank, N.A. LOC), 0.010%, 2/3/2016	2,000,000
4,800,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.010%, 2/4/2016	4,800,000
10,000,000	[3,4]	Massachusetts Water Resources Authority, RBC Muni Trust (Series E-42), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	10,000,000
6,670,000	[3,4]	Massachusetts Water Resources Authority, SPEARs (Series DB-1042) Weekly VRDNs (Deutsche Bank AG LIQ), 0.130%, 2/4/2016	6,670,000
1,802,372		Maynard, MA, 1.00% BANs, 3/4/2016	1,803,393
2,923,334		Nahant, MA, 1.25% BANs, 7/15/2016	2,933,829
1,650,000		Northborough, MA, 1.25% BANs, 6/17/2016	1,654,813
1,719,620		Pittsfield, MA, 1.00% BANs, 2/5/2016	1,719,742
1,692,310		Pittsfield, MA, 1.50% BANs, 2/4/2017	1,707,405
2,220,163		Saugus, MA, 1.30% BANs, 8/12/2016	2,228,339
5,690,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), VRENs (Series 2011-2), 0.260%, 2/4/2016	5,690,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	230,879,669
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(1,478,907)
		TOTAL NET ASSETS—100%	$229,400,762
At January 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.6%	0.4%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $91,740,000, which represented 40.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $91,740,000, which represented 40.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
2

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extended Notes
3
Federated Michigan Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Michigan—99.9%
$3,000,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 2/4/2016	$3,000,000
1,250,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.210%, 2/3/2016	1,250,000
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.140%, 2/4/2016	1,500,000
1,190,000		Hamilton, MI Community Schools District, 4.00% Bonds (GTD by Michigan School Bond Qualification and Loan Program), 5/2/2016	1,200,044
1,700,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	1,700,000
3,000,000		Kalamazoo, MI, 1.25% TANs, 12/1/2016	3,018,593
5,570,000		Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.210%, 2/4/2016	5,570,000
3,290,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.020%, 2/4/2016	3,290,000
800,000		Macomb County, MI, Capital Improvement Bonds (Series 2015), 2.00% Bonds, 5/2/2016	802,940
990,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	990,000
3,100,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.060%, 2/3/2016	3,100,000
1,125,000		Michigan State Building Authority, (2011 Series II-B) Weekly VRDNs (Citibank NA, New York LOC), 0.010%, 2/4/2016	1,125,000
1,000,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.010%, 2/4/2016	1,000,000
3,335,000	[3,4]	Michigan State Building Authority, Tender Option Bond Trust Receipts (2015-XM0123) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	3,335,000
2,830,000	[3,4]	Michigan State Building Authority, Tender Option Bond Trust Receipts (2015-ZM0083) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/4/2016	2,830,000
3,200,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	3,200,000
3,750,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.190%, 2/4/2016	3,750,000
3,810,000		Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.030%, 2/3/2016	3,810,000
815,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.150%, 2/4/2016	815,000
2,165,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/3/2016	2,165,000
3,000,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/3/2016	3,000,000
2,965,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 2/3/2016	2,965,000
5,930,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 2/3/2016	5,930,000
600,000		Michigan State Strategic Fund Ltd., (Series 1999) Weekly VRDNs (B & C Leasing LLC)/(Bank of America N.A. LOC), 0.200%, 2/4/2016	600,000
2,600,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.110%, 2/4/2016	2,600,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2016	2,800,000
770,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.150%, 2/4/2016	770,000
649,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.180%, 2/4/2016	649,000
1,500,000		Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 2/3/2016	1,500,000
1,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	1,000,000
3,930,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/5/2016	3,930,000
885,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	885,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$2,880,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	$2,880,000
2,500,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/4/2016	2,500,000
2,300,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	2,300,000
2,770,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	2,770,000
2,000,000		University of Michigan (The Regents of), (Series J-2), CPX, 0.070%, 2/2/2016	2,000,000
1,300,000	[3,4]	University of Michigan (The Regents of), Tender Option Bond Trust Certificates (2015-XF2205) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 2/4/2016	1,300,000
5,000,000	[3,4]	Wayne, MI State University Revenues, Clipper Tax-Exempt Certificates Trust (Series 2013-8AX) Weekly VRDNs (Wayne State University, MI)/(State Street Bank and Trust Co. LIQ), 0.020%, 2/4/2016	5,000,000
		TOTAL MUNICIPAL INVESTMENTS-99.9% (AT AMORTIZED COST)[5]	92,830,577
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	47,437
		TOTAL NET ASSETS—100%	$92,878,014
Securities that are subject to the federal alternative minimum tax (AMT) represent 34.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $15,465,000, which represented 16.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $15,465,000, which represented 16.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'
2

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
CPX	—Extendible Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDR	—Industrial Development Revenue
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MVRENs	—Municipal Variable Rate Extendible Notes
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
3
Federated Minnesota Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Minnesota—99.8%
$6,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(KeyBank, N.A. LOC), 0.210%, 2/3/2016	$6,725,000
3,655,000		Bemidji, MN IDR (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.030%, 2/1/2016	3,655,000
4,715,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.030%, 2/4/2016	4,715,000
1,000,000		Brainerd, MN ISD #181, (Series 2010A), 3.00% Bonds (GTD by Minnesota State), 2/1/2016	1,000,000
1,000,000		Chaska, MN ISD No.112, UT GO Bonds, 4.00% Bonds (GTD by Minnesota State), 2/1/2016	1,000,000
2,065,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Bank of Montreal LOC), 0.260%, 2/2/2016	2,065,000
1,000,000		Crosby-Ironton, MN ISD No. 182, (Series A), 2.50% Bonds (GTD by Minnesota State), 2/1/2016	1,000,000
3,460,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.030%, 2/4/2016	3,460,000
8,325,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.020%, 2/4/2016	8,325,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.110%, 2/4/2016	1,000,000
2,100,000		Farmington, MN ISD No. 192, (Series A), 3.00% Bonds (GTD by Minnesota State), 2/1/2016	2,100,000
215,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	215,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.060%, 2/4/2016	3,320,000
8,000,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.040%, 2/4/2016	8,000,000
860,000		Lake Superior, MN ISD No. 381, (Series A), 3.00% Bonds, 10/3/2016	874,249
300,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	300,000
100,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	100,000
6,000,000	[3,4]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.010%, 2/4/2016	6,000,000
1,600,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.020%, 2/4/2016	1,600,000
3,400,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 2/1/2016	3,400,000
3,170,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/1/2016	3,170,000
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 2/1/2016	500,000
750,000		Minnesota Public Facilities Authority, (Series 2004B), 5.25% Bonds (Minnesota Clean Water Revenue), 3/1/2016	752,976
1,790,000		Minnesota State Colleges & Universities, (Series 2013A), 4.00% Bonds, 10/3/2016	1,832,843
5,250,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 2/4/2016	5,250,000
6,110,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.030%, 2/4/2016	6,110,000
670,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.030%, 2/4/2016	670,000
1,800,000		Minnesota State HFA, (Series E), 0.60% Bonds, 7/1/2016	1,800,000
6,000,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/4/2016	6,000,000
2,400,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.020%, 2/4/2016	2,400,000
4,500,000		Minnesota State Office of Higher Education, (2008 Series B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	4,500,000
2,255,000		Minnesota State, 5.00% Bonds (United States Treasury PRF 6/1/2016@100), 6/1/2017	2,289,774
1,760,000		Onamia, MN ISD No. 480, (Series B), 1.00% TANs (GTD by Minnesota State), 8/24/2016	1,764,909
4,000,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.060%, 2/4/2016	4,000,000
5,480,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.030%, 2/4/2016	5,480,000
9,000,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.010%, 2/3/2016	9,000,000
3,300,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.040%, 2/4/2016	3,300,000
5,000,000		Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,000,764
710,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2016	710,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$1,520,000	Sibley, MN East School District #2310, (Series 2015A), 3.00% Bonds, 2/1/2016	$1,520,000
4,275,000	St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.070%, 2/5/2016	4,275,000
4,110,000	St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,117,091
120,000	St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.210%, 2/2/2016	120,000
3,915,000	St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.060%, 2/5/2016	3,915,000
1,350,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.160%, 2/5/2016	1,350,000
3,000,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2016	3,000,000
2,500,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2016	2,500,000
4,000,000	University of Minnesota (The Regents of), (Series 2005-A), 0.02% CP, Mandatory Tender 2/16/2016	4,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	148,182,606
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	266,751
	TOTAL NET ASSETS—100%	$148,449,357
Securities that are subject to the federal alternative minimum tax (AMT) represent 39.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $6,000,000, which represented 4.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $6,000,000, which represented 4.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'
2

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PRF	—Prerefunded
TANs	—Tax Anticipation Notes
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
3
Federated North Carolina Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		North Carolina—99.9%
$630,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	$630,000
1,800,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	1,800,000
1,000,000		Broad River, NC Water Authority, 2.00% Bonds, 6/1/2016	1,004,602
8,820,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/3/2016	8,820,000
2,020,000		Charlotte, NC Airport, (Series B), 4.00% Bonds (Charlotte, NC Douglas International Airport), 7/1/2016	2,050,388
4,441,000		Charlotte, NC, 0.280% CP, Mandatory Tender 7/26/2016	4,441,000
4,745,000		Charlotte, NC, 0.300% CP, Mandatory Tender 3/22/2016	4,745,000
4,755,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/1/2016	4,755,000
7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.020%, 2/4/2016	7,495,000
2,000,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.140% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/3/2016	2,000,000
1,840,000		Greensboro, NC, (Series 1998) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/3/2016	1,840,000
2,710,000		Greensboro, NC, (Series 1998) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/3/2016	2,710,000
2,630,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/3/2016	2,630,000
1,225,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/3/2016	1,225,000
2,650,000		Greensboro, NC, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/4/2016	2,650,000
4,400,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.020%, 2/4/2016	4,400,000
1,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.380%, 2/3/2016	1,000,000
8,975,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.190%, 2/4/2016	8,975,000
3,335,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	3,335,000
10,155,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	10,155,000
3,875,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	3,875,000
3,950,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	3,950,000
5,060,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	5,060,000
2,375,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	2,375,000
2,500,000	[3,4]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.020%, 2/4/2016	2,500,000
769,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	769,500
5,095,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/1/2016	5,095,000
7,725,000	[3,4]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 2/4/2016	7,725,000
4,855,000		North Carolina HFA, (Series 16-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/3/2016	4,855,000
11,505,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/3/2016	11,505,000
2,935,000		North Carolina HFA, (Series 18-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/3/2016	2,935,000
4,070,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	4,070,000
6,000,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.210%, 2/4/2016	6,000,000
2,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.010%, 2/4/2016	2,500,000
2,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.010%, 2/4/2016	2,500,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$6,855,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	$6,855,000
9,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/4/2016	9,400,000
5,530,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.16% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/7/2016	5,530,000
7,170,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	7,170,000
1,000,000		North Carolina State, (Series A), 5.00% Bonds, 3/1/2016	1,003,819
1,665,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	1,665,000
2,950,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.010%, 2/4/2016	2,950,000
2,525,000		Raleigh & Durham, NC Airport Authority, 5.00% Bonds, 5/1/2016	2,554,055
845,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.010%, 2/3/2016	845,000
5,500,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.010%, 2/3/2016	5,500,000
5,575,000		Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.010%, 2/3/2016	5,575,000
8,000,000		Raleigh, NC, MVRENs (Series 2009), 0.260%, 2/4/2016	8,000,000
280,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 2/4/2016	280,000
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.050%, 2/4/2016	10,000,000
6,000,000		Wake County, NC, (Series 2007B) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 2/4/2016	6,000,000
1,145,000		Wilkes County, NC, 2.00% Bonds, 6/1/2016	1,151,238
1,500,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/4/2016	1,500,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	218,354,602
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	152,147
		TOTAL NET ASSETS—100%	$218,506,749
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $42,354,500, which represented 19.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $42,354,500, which represented 19.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
2

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MVRENs	—Municipal Variable Rate Extendible Notes
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated New Jersey Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.5%[1,2]
		New Jersey—99.5%
$6,000,000		Belmar, NJ, 1.25% BANs, 2/12/2016	$6,001,475
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 2/4/2016	18,000,000
12,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/4/2016	12,000,000
3,000,000		Lacey Township, NJ, (Series 2015A), 1.25% BANs, 2/16/2016	3,000,852
2,427,998		Lambertville, NJ, (Series 2015A), 1.00% BANs, 3/29/2016	2,429,500
4,264,258		Linden, NJ, 1.00% BANs, 4/29/2016	4,268,021
2,000,000		Little Ferry Boro, NJ, 1.25% BANs, 7/29/2016	2,006,449
1,500,000		Lodi, NJ, 1.25% BANs, 2/11/2016	1,500,319
2,335,000		Mendham Twp, NJ, 1.25% BANs, 5/20/2016	2,339,853
2,200,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.310%, 2/4/2016	2,200,000
3,500,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.600%, 2/4/2016	3,500,000
3,795,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.090%, 2/5/2016	3,795,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.260%, 2/5/2016	1,500,000
160,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.300%, 2/3/2016	160,000
1,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.010%, 2/4/2016	1,100,000
1,780,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.270%, 2/4/2016	1,780,000
7,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.030%, 2/4/2016	7,000,000
14,920,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.040%, 2/3/2016	14,920,000
2,900,000		New Jersey Housing & Mortgage Finance Agency, (Series 2006A) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 2/4/2016	2,900,000
9,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-1138X) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/4/2016	9,000,000
9,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	9,000,000
9,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 2/4/2016	9,000,000
3,000,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	3,000,000
2,050,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2112) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/4/2016	2,050,000
1,725,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Receipts (2014-XF0001) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/4/2016	1,725,000
6,435,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	6,435,000
3,800,000		Somerville Borough, NJ, 1.00% BANs, 4/15/2016	3,804,600
1,500,000	[3,4]	Union County, NJ Improvement Authority, SPEARs (Series DB-1145) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	1,500,000
5,990,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	5,990,000
3,289,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	3,297,327
3,012,072		West Orange Township, NJ, 1.25% BANs, 5/18/2016	3,017,788
3,000,000		West Orange Township, NJ, 2.00% BANs, 5/18/2016	3,010,894
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—continued
$2,179,000	Winslow Township, NJ, (Series 2015B), 1.50% BANs, 10/13/2016	$2,191,209
	TOTAL MUNICIPAL INVESTMENTS-99.5% (AT AMORTIZED COST)[5]	153,423,287
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	799,091
	TOTAL NET ASSETS—100%	$154,222,378
Securities that are subject to the federal alternative minimum tax (AMT) represent 32.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.0%	5.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $78,265,000, which represented 50.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $78,265,000, which represented 50.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
EDA	—Economic Development Authority
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated New York Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		New York—98.5%
$5,000,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/4/2016	$5,000,000
5,581,190		Batavia Town, NY, 1.25% BANs, 3/17/2016	5,584,936
7,000,000		Central Islip, NY Union Free School District, 1.50% TANs, 6/27/2016	7,030,358
30,910,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/4/2016	30,910,000
2,700,000		Cooperstown, NY CSD, 2.00% BANs, 7/22/2016	2,716,368
6,915,700		Dunkirk, NY City School District, 1.50% BANs, 6/23/2016	6,936,346
6,600,000		Edwards-Knox, NY CSD, 1.75% BANs, 6/28/2016	6,624,336
6,200,000		Greenwich, NY CSD, 1.50% BANs, 6/23/2016	6,221,172
7,043,900		Hamburg Town, NY, 1.50% BANs, 7/7/2016	7,068,502
3,405,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 2/4/2016	3,405,000
10,000,000		Metropolitan Transportation Authority, NY, (Series 2005E-3) Weekly VRDNs (Bank of Montreal LOC), 0.010%, 2/4/2016	10,000,000
7,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.020%, 2/4/2016	7,000,000
1,690,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/4/2016	1,690,000
7,755,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/4/2016	7,755,000
6,474,370		New Rochelle, NY, (Series 2015A), 1.00% BANs, 3/4/2016	6,478,372
4,500,000		New York City Housing Development Corp., (Series 2015D-3) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/4/2016	4,500,000
4,000,000		New York City Housing Development Corp., (Series 2015D-4) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.020%, 2/4/2016	4,000,000
19,200,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/4/2016	19,200,000
770,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.090%, 2/4/2016	770,000
4,015,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/4/2016	4,015,000
4,140,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.040%, 2/4/2016	4,140,000
6,820,000	[3,4]	New York City, NY Municipal Water Finance Authority, Barclays Floater Certificates (Series 2013-3WX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.020%, 2/4/2016	6,820,000
9,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.010%, 2/1/2016	9,000,000
3,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, SPEARs (Series DB-1090X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 2/4/2016	3,000,000
5,250,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.010%, 2/1/2016	5,250,000
16,900,000		New York City, NY Transitional Finance Authority, (Series 1999A-1) Weekly VRDNs (TD Bank, N.A. LIQ), 0.010%, 2/3/2016	16,900,000
4,590,000	[3,4]	New York City, NY Transitional Finance Authority, SPEARs (Series DB-1075X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 2/4/2016	4,590,000
6,250,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XF2157) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/4/2016	6,250,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XM0104) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	3,000,000
9,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/3/2016	9,000,000
7,875,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.010%, 2/1/2016	7,875,000
22,000,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Bank of Montreal LIQ), 0.010%, 2/4/2016	22,000,000
40,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Bank of Montreal LIQ), 0.010%, 2/4/2016	40,700,000
11,400,000		New York City, NY, (Fiscal 2009 Subseries B-3) Weekly VRDNs (TD Bank, N.A. LOC), 0.010%, 2/3/2016	11,400,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$15,850,000		New York City, NY, (Series 2004H-3) Weekly VRDNs (Bank of New York Mellon LOC), 0.010%, 2/3/2016	$15,850,000
6,000,000	[3,4]	New York Liberty Development Corporation, SPEARs (Series DB-1091) Weekly VRDNs (7 World Trade Center LLC)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	6,000,000
18,750,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/4/2016	18,750,000
38,000,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	38,000,000
40,985,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/4/2016	40,985,000
10,000,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	10,000,000
10,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Barclays Bank PLC LOC), 0.010%, 2/3/2016	10,000,000
7,835,000	[3,4]	New York State Dormitory Authority, SPEARs (Series DB-1022X) Weekly VRDNs (New York State)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	7,835,000
11,580,000	[3,4]	New York State Dormitory Authority, Tender Option Bond Trust Certificates (2015-XM0103) Weekly VRDNs (New York State)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2016	11,580,000
4,500,000		New York State Energy Research & Development Authority, (Series 2005A-1) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	4,500,000
14,050,000		New York State HFA, (2015 Series A-1) Weekly VRDNs (625 West 57th Street)/(Bank of New York Mellon LOC), 0.010%, 2/3/2016	14,050,000
17,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 2/1/2016	17,500,000
4,500,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 2/1/2016	4,500,000
14,750,000		New York State HFA, (Series 2015A-2) Weekly VRDNs (Durst Pyramid LLC)/(Bank of New York Mellon LOC), 0.010%, 2/3/2016	14,750,000
10,000,000		New York State HFA, 855 6th Ave (Series 2014A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 2/3/2016	10,000,000
33,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 2/3/2016	33,000,000
5,400,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.130%, 2/4/2016	5,400,000
15,450,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 2/4/2016	15,450,000
15,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 6/24/2016	15,049,220
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank NA LIQ), 0.070%, 2/4/2016	14,500,000
9,500,000		Oakfield-Alabama, NY CSD, 1.50% BANs, 7/7/2016	9,529,502
8,590,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.500%, 2/1/2016	8,590,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/4/2016	1,300,000
4,480,000		Pine Bush, NY CSD, (Series 2015B), 1.75% BANs, 9/1/2016	4,507,689
6,000,000		Plattsburgh, NY City School District, 1.75% BANs, 7/29/2016	6,029,984
1,220,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2163) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 2/4/2016	1,220,000
1,100,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	1,100,000
2,825,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/4/2016	2,825,000
6,415,000		Salina, NY, 1.50% BANs, 6/17/2016	6,437,682
9,060,000		Tonawanda, NY City School District, 1.00% BANs, 3/10/2016	9,064,863
16,930,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/3/2016	16,930,000
4,200,000		Troy, NY Enlarged CSD, 1.50% BANs, 7/1/2016	4,213,761
6,804,200		Watertown, NY, 1.25% BANs, 4/21/2016	6,812,021
6,871,896		Wayne, NY CSD, 1.25% BANs, 6/23/2016	6,888,935
8,700,000		Whitesboro, NY CSD, 1.50% BANs, 6/30/2016	8,729,737
		TOTAL	698,708,784
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—1.4%
$10,064,500	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	$10,064,500
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	708,773,284
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	607,653
		TOTAL NET ASSETS—100%	$709,380,937
At January 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $210,004,500, which represented 29.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $210,004,500, which represented 29.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Ohio Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—104.3%[1,2]
		Ohio—104.3%
$2,250,000		Akron, OH, 1.15% BANs, 3/10/2016	$2,251,979
3,900,000		Avon, OH Water System, 1.00% BANs, 2/3/2016	3,900,138
5,000,000		Avon, OH, 1.25% BANs, 2/2/2017	5,025,800
1,150,000		Belmont County, OH, 1.50% BANs, 4/22/2016	1,152,659
1,180,000		Berea, OH, 1.00% BANs, 3/17/2016	1,181,042
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	1,900,000
965,000		Butler County, OH, (Series 2005A) Weekly VRDNs (CCAO Service Corporation)/(U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	965,000
1,300,000		Canton, OH, 1.00% BANs, 4/21/2016	1,301,481
4,900,000		Chillicothe, OH City School District, 2.00% BANs, 7/7/2016	4,930,409
1,925,000		Cleveland Heights, OH, 1.375% BANs, 7/29/2016	1,931,308
550,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	550,000
1,510,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2003) Weekly VRDNs (Carnegie/96th Research Building LLC)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	1,510,000
4,585,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	4,585,000
14,460,000	[3,4]	Columbus, OH City School District, SPEARs (Series DBE-289) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	14,460,000
6,500,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	6,500,000
1,815,000		Columbus, OH, Sanitary Sewer Adjustable Rate UT GO (Series2006- 1) Weekly VRDNs, 0.010%, 2/4/2016	1,815,000
2,800,000		Coshocton, OH, (Series 1999) Weekly VRDNs (Coshocton County Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	2,800,000
9,940,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	9,940,000
5,100,000		Cuyahoga Falls, OH, 1.20% BANs, 12/1/2016	5,129,483
2,500,000		Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	2,500,000
2,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.010%, 2/4/2016	2,000,000
1,105,000		Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	1,105,000
7,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(Bank of New York Mellon LIQ), 0.010%, 2/4/2016	7,000,000
7,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008F) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.010%, 2/4/2016	7,000,000
1,165,000	[3,4]	Franklin County, OH Hospital Facility Authority, Barclays Floater Certificates (Series 2011-21B) Weekly VRDNs (OhioHealth Corp,)/(Barclays Bank PLC LIQ), 0.030%, 2/4/2016	1,165,000
900,000		Franklin County, OH Hospital Facility Authority, Series A Weekly VRDNs (U.S. Health Corp. of Columbus)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	900,000
10,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.13% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2016	10,000,000
9,030,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/4/2016	9,030,000
300,000		Hamilton County, OH Hospital Facilities Authority Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	300,000
21,900,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/4/2016	21,900,000
300,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	300,000
5,280,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.020%, 2/5/2016	5,280,000
1,920,000		Hamilton County, OH, (Series 2008) Weekly VRDNs (The Children's Home of Cincinnati)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	1,920,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$360,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.160%, 2/4/2016	$360,000
4,060,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/4/2016	4,060,000
1,450,000		Johnstown, OH, 2.00% BANs, 11/10/2016	1,465,035
730,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.150%, 2/4/2016	730,000
2,400,000		Lake County, OH, 1.00% BANs, 3/24/2016	2,402,208
2,195,000		Lima, OH, 1.25% BANs, 3/16/2016	2,197,524
1,270,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.030%, 2/4/2016	1,270,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/4/2016	8,305,000
385,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.150%, 2/4/2016	385,000
1,770,000		Lorain County, OH, 1.75% BANs, 7/6/2016	1,777,860
3,140,000		Lorain, OH Port Authority, (Series 2008) Weekly VRDNs (Horizon Activities Center)/(KeyBank, N.A. LOC), 0.230%, 2/5/2016	3,140,000
2,000,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/4/2016	2,000,000
1,750,000		Marietta, OH, 1.00% BANs, 5/13/2016	1,751,692
2,925,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.030%, 2/4/2016	2,925,000
1,100,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 2/4/2016	1,100,000
2,805,000		Miami County, OH, 1.75% BANs, 11/22/2016	2,833,098
2,925,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.060%, 2/4/2016	2,925,000
7,920,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.030%, 2/4/2016	7,920,000
1,000,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	1,000,000
5,900,000		Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	5,900,000
10,410,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	10,410,000
2,500,000		Napoleon, OH, 1.25% BANs, 3/3/2016	2,501,792
6,600,000		Newark, OH, 1.20% BANs, 7/21/2016	6,618,367
4,000,000		Newark, OH, 1.50% BANs, 11/17/2016	4,023,581
12,800,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, Weekly VRDPs (1,480M Series 1)/(Royal Bank of Canada LIQ), 0.100%, 2/4/2016	12,800,000
10,555,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.020%, 2/3/2016	10,555,000
2,000,000		Ohio State Air Quality Development Authority, (Series 2008-C) Daily VRDNs (First Energy Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/1/2016	2,000,000
3,500,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	3,500,000
3,325,000		Ohio State Higher Educational Facility Commission, (Series 2006A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/4/2016	3,325,000
5,960,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/4/2016	5,960,000
1,300,000		Ohio State Higher Educational Facility Commission, (Series 2013B-3) Daily VRDNs (Cleveland Clinic)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	1,300,000
8,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	8,700,000
24,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (Case Western Reserve University, OH)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 2/4/2016	24,380,000
11,250,000	[3,4]	Ohio State Higher Educational Facility Commission, Floater Certificates (Series 2008-2812) Weekly VRDNs (University Hospitals Health System, Inc.)/(GTD by Morgan Stanley)/(Morgan Stanley Bank, N.A. LIQ), 0.070%, 2/4/2016	11,250,000
1,900,000		Ohio State University, (Series 1997) Weekly VRDNs, 0.010%, 2/4/2016	1,900,000
20,400,000		Ohio State University, (Series 2008B) Weekly VRDNs, 0.010%, 2/3/2016	20,400,000
3,000,000		Ohio State University, (Series 2010E) Weekly VRDNs, 0.010%, 2/3/2016	3,000,000
12,000,000		Ohio State University, (Series 2014 B-1) Weekly VRDNs, 0.010%, 2/3/2016	12,000,000
1,905,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2008-B) Daily VRDNs (First Energy Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/1/2016	1,905,000
16,400,000		Ohio State, Common Schools General Obligation Bonds (Series 2005A) Weekly VRDNs, 0.010%, 2/3/2016	16,400,000
1,175,000		Ohio State, General Obligation Infrastructure Improvement Bonds (Series 2003B) Weekly VRDNs, 0.010%, 2/3/2016	1,175,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—continued
$5,000,000	Ohio Water Development Authority, (Series 2001) Weekly VRDNs (Timken Co.)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/3/2016	$5,000,000
2,520,000	Parma Heights, OH, 1.00% BANs, 7/20/2016	2,524,061
1,575,000	Parma, OH, (Series 2008) Weekly VRDNs (Catholic Charites)/(Citizens Bank, N.A., Providence LOC), 0.120%, 2/5/2016	1,575,000
2,538,000	Parma, OH, 1.00% BANs, 2/18/2016	2,538,705
1,551,000	Parma, OH, 1.00% BANs, 7/28/2016	1,553,617
2,300,000	Pickerington, OH, (Series 2015), 1.00% BANs, 2/11/2016	2,300,408
2,300,000	Pickerington, OH, 1.25% BANs, 2/9/2017	2,310,235
910,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.050%, 2/4/2016	910,000
1,000,000	Richland County, OH, 1.80% BANs, 7/21/2016	1,004,868
2,400,000	Sharonville, OH, 1.25% BANs, 7/6/2016	2,407,117
2,900,000	Springboro, OH, 1.50% BANs, 1/26/2017	2,923,511
220,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.410%, 2/3/2016	220,000
750,000	Summit County, OH IDA, (Series 1998( Weekly VRDNs (Waldonia Investment)/(KeyBank, N.A. LOC), 0.170%, 2/3/2016	750,000
1,450,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.150%, 2/4/2016	1,450,000
70,000	Summit County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.150%, 2/4/2016	70,000
610,000	Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.150%, 2/4/2016	610,000
2,800,000	Tipp City, OH, 1.00% BANs, 2/16/2016	2,800,802
4,635,000	Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	4,635,000
7,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(AgriBank FCB LOC), 0.050%, 2/4/2016	7,000,000
14,440,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	14,440,000
2,960,000	Willowick, OH, 1.00% BANs, 3/2/2016	2,961,448
	TOTAL MUNICIPAL INVESTMENTS—104.3% (AT AMORTIZED COST)[5]	420,765,228
	OTHER ASSETS AND LIABILITIES - NET—(4.3)%[6]	(17,246,272)
	TOTAL NET ASSETS—100%	$403,518,956
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.2%	0.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $64,055,000, which represented 15.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $64,055,000, which represented 15.9% of total net assets.

5	Also represents cost for federal tax purposes.
Assets, other than investments in securities, less liabilities.	6
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
5
Federated Pennsylvania Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Pennsylvania—99.9%
$6,665,000	[3,4]	Allegheny County Sanitation Authority, Tender Option Bond Trust Certificates (2015-XM0082) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	$6,665,000
6,400,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/4/2016	6,400,000
3,000,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	3,000,000
2,000,000		Allegheny County, PA IDA, (Series of 2001) Weekly VRDNs (The Education Center at The Watson Institute)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	2,000,000
1,110,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.070%, 2/4/2016	1,110,000
2,500,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	2,500,000
2,000,000		Bucks County, PA, (Series of 2015), 2.00% Bonds, 6/1/2016	2,011,060
4,970,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 2/4/2016	4,970,000
7,000,000		Butler County, PA General Authority, (Series 2011B) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 2/4/2016	7,000,000
6,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.010%, 2/4/2016	6,000,000
10,645,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.120%, 2/4/2016	10,645,000
1,570,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.120%, 2/4/2016	1,570,000
910,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 2/5/2016	910,000
7,310,000		Commonwealth of Pennsylvania, (Third Series A), 5.00% Bonds, 7/15/2016	7,465,191
8,460,000		Dallastown Area School District, PA, (Series of 2015) VRNs, 1.251%, 4/1/2016	8,475,836
2,590,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.020%, 2/4/2016	2,590,000
13,700,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 2/3/2016	13,700,000
13,500,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.030%, 2/4/2016	13,500,000
3,960,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 2/4/2016	3,960,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.600%, 2/4/2016	1,425,000
4,500,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2016	4,500,000
2,000,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2016	2,000,000
6,845,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/4/2016	6,845,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.060%, 2/4/2016	16,000,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, Weekly VRDPs (1125 Series 2)/(Royal Bank of Canada LIQ), 0.110%, 2/4/2016	18,000,000
9,505,000	[3,4]	Pennsylvania Economic Development Financing Authority, Tender Option Bond Trust Certificates (2015-XM0048) Weekly VRDNs (Dauphin County, PA)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	9,505,000
1,665,000	[3,4]	Pennsylvania Economic Development Financing Authority, Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/4/2016	1,665,000
14,405,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.030%, 2/4/2016	14,405,000
2,000,000		Pennsylvania HFA, (Series 2004-81C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.020%, 2/3/2016	2,000,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.030%, 2/4/2016	2,870,000
7,735,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	7,735,000
8,750,000	[3,4]	Pennsylvania State Turnpike Commission, SPEARs (Series DB-1179) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	8,750,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$685,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	$685,000
11,025,000	[3,4]	Philadelphia, PA Municipal Authority, Stage Trust (Series 2009-36C), 0.14% TOBs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/3/2016	11,025,000
19,400,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.010%, 2/4/2016	19,400,000
1,300,000		Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.010%, 2/4/2016	1,300,000
10,000,000		Philadelphia, PA, Trans, (Series A of 2015-2016), 2.00% TRANs, 6/30/2016	10,070,273
2,090,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 2/4/2016	2,090,000
7,400,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/5/2016	7,400,000
14,000,000	[3,4]	State Public School Building Authority, PA, Floater Certificates (Series 2006-1479) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.180%, 2/4/2016	14,000,000
12,110,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.050%, 2/4/2016	12,110,000
895,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 2/5/2016	895,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	279,147,360
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	156,800
		TOTAL NET ASSETS—100%	$279,304,160
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $77,345,000, which represented 27.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $77,345,000, which represented 27.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
2

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
3
Federated Virginia Municipal Cash Trust
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1,2]
		Virginia—97.7%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.090%, 2/3/2016	$5,500,000
1,050,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.180%, 2/3/2016	1,050,000
25,750,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.040%, 2/3/2016	25,750,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.040%, 2/4/2016	6,150,000
7,000,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.040%, 2/2/2016	7,000,000
690,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.200%, 2/3/2016	690,000
11,600,000	[3,4]	Blackrock Virginia Municipal Bond Trust, (Series W-7), Weekly VRDP's (Citibank N.A. LIQ), 0.100%, 2/4/2016	11,600,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/4/2016	8,000,000
750,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/3/2016	750,000
5,000,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/5/2016	5,000,000
12,120,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.090%, 2/3/2016	12,120,000
2,310,000		Fairfax County, VA EDA, (Series 2012), 4.00% Bonds (Loudoun and Fairfax County, VA), 4/1/2016	2,323,868
16,070,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.190%, 2/4/2016	16,070,000
2,100,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 2/3/2016	2,100,000
6,660,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11733) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.020%, 2/4/2016	6,660,000
1,985,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.010%, 2/4/2016	1,985,000
6,455,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	6,455,000
1,750,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.50% CP (Virginia Electric & Power Co.), Mandatory Tender 2/16/2016	1,750,000
5,620,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.010%, 2/3/2016	5,620,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.030%, 2/4/2016	7,500,000
9,950,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2008) Weekly VRDNs (Woodman West Preservation, LP)/(FNMA LOC), 0.010%, 2/4/2016	9,950,000
1,255,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	1,255,000
15,890,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	15,890,000
4,040,000		Loudoun County, VA EDA, (Series 2015), 4.00% Bonds, 12/1/2016	4,160,519
3,600,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/3/2016	3,600,000
6,400,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/3/2016	6,400,000
4,450,000		Loudoun County, VA IDA, (Series 2009B) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/3/2016	4,450,000
8,075,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	8,075,000
5,200,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.010%, 2/4/2016	5,200,000
4,125,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.010%, 2/4/2016	4,125,000
9,500,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.030%, 2/1/2016	9,500,000
14,000,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.020%, 2/4/2016	14,000,000
6,000,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.020%, 2/4/2016	6,000,000
7,785,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.080%, 2/4/2016	7,785,000
14,385,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010B) 7 Month Window, 0.210%, 2/4/2016	14,385,000
11,190,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.060%, 2/4/2016	11,190,000
4,800,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 2/3/2016	4,800,000
20,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1) Weekly VRDPs (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	20,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$5,485,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.010%, 2/4/2016	$5,485,000
1,300,000		Suffolk, VA EDA, (Series 2007), 5.00% Bonds, 2/1/2016	1,300,000
16,735,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.18% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 3/24/2016	16,735,000
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	4,745,000
8,550,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.010%, 2/3/2016	8,550,000
3,175,000	[3,4]	Virginia Commonwealth Transportation Board, Tender Option Bond Trust Certificates (2015-ZM0097) Weekly VRDNs (Virginia State)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	3,175,000
6,840,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	6,840,000
7,645,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.010%, 2/1/2016	7,645,000
6,650,000	[3,4]	Virginia Small Business Financing Authority, PUTTERs (Series 3791Z) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	6,650,000
		TOTAL	345,964,387
		District of Columbia—2.3%
8,295,000	[3,4]	Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C), 0.19% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/7/2016	8,295,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	354,259,387
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(52,668)
		TOTAL NET ASSETS—100%	$354,206,719
Securities that are subject to the federal alternative minimum tax (AMT) represent 40.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $79,845,000, which represented 22.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $79,845,000, which represented 22.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
2

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Extendible Notes
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016